Production Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Production Costs [Line Items]
Consumption of raw materials and consumables	$ 311,812	$ 184,484
Employee compensation and benefits expense (1)	271,684	167,879
Contractors and outside services	117,018	88,475
Utilities	41,674	26,320
Other expenses	74,469	31,417
Changes in inventories	24,640	17,061
Production Costs	841,297	515,636
NRV adjustments to inventory	$ (400)	$ 24,300